Cover	Aug. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	001-40367
Entity Registrant Name	VACCITECH PLC
Entity Central Index Key	0001828185
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Vaccitech plc
Entity Address, Address Line Two	Unit 6-10
Entity Address, Address Line Three	Zeus Building Rutherford Avenue
Entity Address, City or Town	Harwell, Didcot
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX11 0DF
City Area Code	+44 (0)
Local Phone Number	1865 818 808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
American Depositary Shares[Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	VACC
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.000025 per share*
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	The Schrödinger Building
Entity Address, Address Line Two	Heatley Road
Entity Address, City or Town	The Oxford Science Park
Entity Address, State or Province	GA
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX4 4GE